26 Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 731,864	R$ 612,587	R$ 584,163
Accounts payable related to concession, current	88,951	73,032
Accounts payable related to concession, noncurrent	R$ 642,913	539,555
HPP Maua [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Maua
Company	Copel GeT
Grant	Jun. 29, 2007
Signature	Jul. 03, 2007
Closing	07.2042
Discount rate	5.65% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 17,213	16,890
HPP Colider [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Colider
Company	Copel GeT
Grant	Dec. 29, 2010
Signature	Jan. 17, 2011
Closing	01.2046
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 25,075	24,353
HPP Baixo Iguacu [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Baixo Iguacu
Company	Copel GeT
Grant	Jul. 19, 2012
Signature	Aug. 20, 2012
Closing	01.2047
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 7,841	7,588
HPP Guaricana [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Guaricana
Company	Copel GeT
Grant	Mar. 03, 2020
Signature	Mar. 03, 2020
Closing	03.2025
Discount rate	7.74% p.y.
Annual adjustment	IPCA
Accounts payable related to concession	R$ 3,299
HPP Fundao e HPP Santa Clara [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Public property name	HPP Fundao e HPP Santa Clara
Company	Elejor
Grant	Oct. 23, 2001
Signature	Oct. 25, 2001
Closing	10.2036
Discount rate	11.00% p.y.
Annual adjustment	IGPM
Accounts payable related to concession	R$ 678,436	R$ 563,756